BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Business Acquisition, Contingent Consideration, Shares Issuable			3,923,153
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	914,237	1,637,089	914,237	1,637,089
Non Vested Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	426,106	1,146,805	426,106	1,146,805